Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 42,987	$ 69,495	$ 15,919	$ 4,261	$ 132,662
UNITED STATES | U.S. Federal Government [Member]
Total	$ 42,987	$ 69,495	$ 15,919	$ 4,261	$ 132,662